Net Loss Per Unit	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Net Loss Per Unit
Note 12. Net Loss Per Unit
The Company follows the two-class method when computing net loss per Class A Unit when units are issued that meet the definition of participating securities. The two-class method requires income available to Class A Unitholders for the period to be allocated between Class A and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The two-class method also requires losses for the period to be allocated between Class A and participating securities based on their respective rights if the participating security contractually participates in losses. As holders of Class B, Class B-1 and Class C participating securities do not have a contractual obligation to fund losses, undistributed net losses are not allocated to them for purposes of the loss per unit calculation.
Presented in the table below is a reconciliation of the numerator and denominator for the basic earnings per unit (“EPU”) calculations for the year ended:

	Years ended December 31,
	2023	2022
Numerator:
Net loss attributable to Innventure LLC Unitholders	$(30,845)	$(32,757)
Less: cumulative earnings to participating unitholders	$1,800	$894
Less: deemed dividend related to Class PCTA and Class I Units	$(5,366)	$(7,063)
Net Loss Attributable to Class A Unitholders	$(27,279)	$(26,588)
Denominator:
Weighted average Class A Units outstanding, basic	10,875,000	10,875,000
Net Loss Per Unit Attributable to Class A Unitholders, Basic	$(2.51)	$(2.44)
The Class PCTA and Class I units are redeemable instruments within mezzanine capital. The increases and decreases in the carrying amount of these instruments are charged against accumulated deficit during respective periods and treated as a deemed dividend in the calculation of net loss attributable to Class A Unitholders.
Note 11. Net Loss Per Unit
The following table presents a reconciliation of the numerator and denominator for the basic earnings per unit (“EPU”) calculations using the two class method:

	Six months ended June 30,
	2024	2023
Numerator:
Net loss attributable to Innventure LLC Unitholders	$(12,507)	$1,020
Less: cumulative earnings to participating unitholders	1,492	779
Less: deemed dividend related to Class PCTA and Class I Units	4,777	7,912
Net Loss Attributable to Class A Unitholders	$(18,776)	$(7,671)
Denominator:
Weighted average Class A Units outstanding, basic	10,875,000	10,875,000
Net Loss Per Unit Attributable to Class A Unitholders, Basic	$(1.73)	$(0.71)
The Class PCTA and Class I units are redeemable instruments within mezzanine capital. The increases and decreases in the carrying amount of these instruments are charged against accumulated deficit during respective periods and treated as a deemed dividend in the calculation of net loss attributable to Class A Unitholders.